Operating loans and long-term debt - Narrative (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 265	$ 582
Gain (loss) on interest rate swap contracts	(4)	(6)
Non-current derivative financial assets	2
Interest rate swap contract | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about borrowings [line items]
Long-term debt		6
Revolving credit facility which matures July 2028
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	1,000
Revolving credit facility which matures July 2028 | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity | £			£ 15
Uncommitted Revolving Credit Facility | UNITED STATES
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	25
Uncommitted Revolving Credit Facility | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	20
Demand Line of Credit
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	11			$ 15
Revolving credit facility which matures July 2026 | Deferred Financing Costs Netting
Disclosure of detailed information about borrowings [line items]
Borrowings	2	2
Credit Facilities Dedicated to Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings	130	133
Borrowings, Letters Of Credit	36	$ 43
Term loan due July 2025; floating interest rate | Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 200